Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 1,272	€ 1,229	€ 1,149
Guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	3,936	3,815	3,794
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,067	1,007	1,042
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 2,869	€ 2,808	€ 2,752